DERIVATIVE ASSETS AND LIABILITIES (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	CAD ($) Decimalitem	USD ($)
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 33,500	$ 25,000
Average foreign exchange rate	1.34
January To July Contract [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 33,500	$ 25,000
Average foreign exchange rate	1.34